Share-based compensation expense recognized for employee services received (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense arising from share-based payment transactions
Total expense from equity and cash settled	R$ 14,728	R$ 11,823	R$ 26,372
First Share Option Plan
Expense arising from share-based payment transactions
Equity-settled	529	0	5,372
Cash-settled	6,023	11,823	21,000
Total expense from equity and cash settled	R$ 6,552	R$ 11,823	R$ 26,372